Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used In Determining The Fair Value Of Option Awards
The following table provides the weighted-average assumptions used in determining the fair value of option awards to purchase 42,179 and 136,867 shares of common stock issued during the six months ended June 30, 2020 and 2021, respectively:

	Six Months Ended
	June 30,
	2020	2021
Expected volatility	69.4%	72.3%
Risk-free interest rate	1.46%	0.79%
Expected dividend yield	—	—
Expected term (in years)	5.94	5.47

The following table provides the assumptions used in determining the fair value of option awards for the years ended December 31, 2019 and 2020:

Year Ended December 31, 2020
Expected volatility	69.4%
Risk-free interest rate	1.46%
Expected dividend yield	—
Expected term (in years)	6.08

Summary of Stock Option Activity
The following table summarizes stock option activity for the six months ended June 30, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2020	82,179	$0.25	8.4	$12,000
Granted	136,867	7.90
Exercised	—	—
Forfeited	—	—

Outstanding – June 30, 2021	219,046	$5.03	8.6	$1,007,198

Exercisable – June 30, 2021	57,556	$0.22	6.0	$541,492

The following table summarizes stock option activity for the year ended December 31, 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding — December 31, 2019	40,000	$0.10		$
Granted	42,179	0.40
Exercised	—	—
Forfeited	—	—

Outstanding — December 31, 2020	82,179	$0.25	8.4		$12,000

Options exercisable — December 31, 2020	39,166	$0.10	7.6		$11,750

Summary of Restricted Stock Activity
The following table summarizes restricted stock activity for the six months ended June 30, 2021:

Number of Shares
Unvested - December 31, 2020	10,250
Issued	34,268
Vested	(3,630)
Cancelled	—

Unvested – June 30, 2021	40,888

The following table summarizes restricted stock activity for the years ended December 31, 2019 and 2020:

Number of Shares
Unvested — January 1, 2019	362,500
Issued	—
Vested	(181,250)
Cancelled	—

Unvested — December 31, 2019	181,250
Issued	10,250
Vested	(181,250)
Cancelled	—

Unvested — December 31, 2020	10,250

Schedule of Stock Based Compensation Expense	Stock-based compensation expense recorded in the accompanying statements of operations is as follows:

	Six Months Ended
	June 30,
	2020	2021
Research and development	$1,020	$178,826
General and administrative	430	13,297

Total stock-based compensation expense	$1,450	$192,123

Stock-based compensation expense recorded in the accompanying statements of operations is as follows:

	Year Ended December 31,
	2019	2020
Research and development	$571	$2,813
General and administrative	—	946

Total stock-based compensation expense	$571	$3,759